UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JANUARY 31, 2007

Legg Mason Partners High Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners High Income Fund

Semi-Annual Report  •  January 31, 2007

What’s

Inside

Fund Objective

The Fund seeks high current income by investing primarily in high yield corporate bonds, debentures and notes. These securities are commonly known as “junk bonds” because they are rated in the lower rating categories of nationally and internationally recognized rating agencies, or, if unrated, of similar credit quality.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, the preliminary estimate for GDP growth was 2.2%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings. In its statement accompanying the January 2007 meeting, the Fed stated, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

During the reporting period, short- and long-term Treasury yields experienced periods of significant volatility. After peaking in late June 2006—with two- and 10- year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. However, toward the end of the reporting period, yields again moved higher on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. Overall, during the six months ended January 31, 2007, two-year Treasury yields moved from 4.97% to 4.94%. Over the same period, 10-year Treasury yields fell from 4.99% to 4.83%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 3.65%.

Strong demand from investors seeking incremental returns, solid corporate profits and low default rates helped high yield

Legg Mason Partners High Income Fund         I

bonds generate positive returns during the reporting period. During the six-month period ended January 31, 2007, the Citigroup High Yield Market Indexv returned 8.59%.

Despite some weakness toward the end of the reporting period, emerging markets debt generated strong returns, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 6.80%. An expanding global economy, solid domestic spending and a pause in U.S. interest rate hikes supported many emerging market countries.

Performance Review

For the six months ended January 31, 2007, Class A shares of the Legg Mason Partners High Income Fund, excluding sales charges, returned 9.31%. These shares outperformed the Lipper High Current Yield Funds Category Average1, which increased 7.68%. The Fund’s unmanaged benchmark, the Citigroup High Yield Market (7-10 Year) Indexvii, returned 9.62% for the same period.

Performance Snapshot as of January 31, 2007 (excluding sales charges) (unaudited)
Six Months
High Income Fund — Class A Shares	9.31%

Citigroup High Yield Market (7-10 Year) Index	9.62%

Lipper High Current Yield Funds Category Average[1]	7.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 8.87%, Class C shares returned 9.05% and Class I (formerly Class Y) shares returned 9.28% over the six months ended January 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For Short/Intermediate U.S. Government Fund, the 30-Day SEC Yield for Class A, Blass B, Class C and Class I (Formerly Class Y) were 6.86%, 6.68%, 6.74% and 7.49%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the 30-Day SEC Yield for Class A, Class B, Class C and Class O would have been unchanged.
The 30-day SEC Yield is the average annualized net investment income per share for the 30-day period ended January 31, 2007 and is subject to change.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 475 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners High Income Fund

Special Shareholder Notices

Effective October 30, 2006, Western Asset Management Company Limited (“Western Asset Limited”) became an additional subadviser to the Fund, under an additional sub-advisory agreement between Western Asset Management Company (“Western Asset”) and Western Asset Limited. Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-dollar denominated securities. Western Asset Limited has offices at 10 Exchange Place, London, England. Western Asset Limited acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds, and endowment funds.

Certain changes regarding share class pricing and related matters were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

The Fund was formerly known as Smith Barney High Income Fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners High Income Fund         III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 20, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, high-yield bonds are rated below investment-grade and carry more risk than higher rated securities. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Also, the Fund is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii	The Citigroup High Yield Market (7-10 Year) Index is an unmanaged broad-based index of high yield bonds with a remaining maturity of at least seven years, but less than ten years.

IV         Legg Mason Partners High Income Fund

Fund at a Glance (unaudited)

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2006 and held for the six months ended January 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	9.31%	$1,000.00	$1,093.10	0.90%	$4.75

Class B	8.87	1,000.00	1,088.70	1.39	7.32

Class C	9.05	1,000.00	1,090.50	1.34	7.06

Class I(5)	9.28	1,000.00	1,092.80	0.61	3.22

(1)	For the six months ended January 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.

2         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.67	0.90%	$4.58

Class B	5.00	1,000.00	1,018.20	1.39	7.07

Class C	5.00	1,000.00	1,018.45	1.34	6.82

Class I(4)	5.00	1,000.00	1,022.13	0.61	3.11

(1)	For the six months ended January 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         3

Schedule of Investments (January 31, 2007) (unaudited)

Face Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 91.9%
Aerospace & Defense — 1.4%
$2,120,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,120,000
3,575,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	3,557,125
		L-3 Communications Corp., Senior Subordinated Notes:
760,000	BB+	7.625% due 6/15/12	787,550
2,075,000	BB+	5.875% due 1/15/15	1,976,437
425,000	BB+	6.375% due 10/15/15	413,844

		Total Aerospace & Defense	8,854,956

Airlines — 0.4%
		Continental Airlines Inc.:
890,000	CCC+	Notes, 8.750% due 12/1/11	896,675
679,305	B+	Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	686,522
		United Airlines Inc., Pass-Through Certificates:
316,338	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	345,006
926,524	BB+	Series 2002, Class A-2, 7.186% due 10/1/12	945,634

		Total Airlines	2,873,837

Auto Components — 1.5%
1,535,000	B-	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	1,565,700
2,045,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,029,662
		TRW Automotive Inc.:
648,000	BB-	Senior Notes, 9.375% due 2/15/13	696,600
400,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	440,000
		Visteon Corp., Senior Notes:
3,065,000	CCC+	8.250% due 8/1/10	3,080,325
2,220,000	CCC+	7.000% due 3/10/14	1,964,700

		Total Auto Components	9,776,987

Automobiles — 3.3%
		Ford Motor Co.:
1,080,000	CCC+	Debentures, 8.875% due 1/15/22	980,100
14,260,000	CCC+	Notes, 7.450% due 7/16/31	11,639,725
		General Motors Corp.:
1,705,000	B-	Notes, 7.200% due 1/15/11	1,666,638
7,010,000	B-	Senior Debentures, 8.375% due 7/15/33	6,633,212

		Total Automobiles	20,919,675

Building Products — 1.8%
4,810,000	CCC	Associated Materials Inc., Senior Discount Notes, step bond to yield 11.239% due 3/1/14	3,547,375
1,620,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	1,729,350
2,145,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,139,637

See Notes to Financial Statements.

4         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Building Products — 1.8% (continued)
$5,803,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.831% due 3/1/14	$4,294,220

		Total Building Products	11,710,582

Capital Markets — 0.7%
1,640,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,820,400
		E*TRADE Financial Corp., Senior Notes:
725,000	BB-	7.375% due 9/15/13	755,813
1,540,000	BB-	7.875% due 12/1/15	1,655,500

		Total Capital Markets	4,231,713

Chemicals — 3.5%
325,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	316,875
3,825,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	4,073,625
3,400,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	3,383,000
		Huntsman International LLC:
1,147,000	B	Senior Notes, 9.875% due 3/1/09	1,181,410
1,005,000	B	Senior Subordinated Notes, 7.875% due 11/13/14 (b)	1,040,175
		Lyondell Chemical Co.:
		Senior Notes:
920,000	B+	8.000% due 9/15/14	961,400
760,000	B+	8.250% due 9/15/16	809,400
4,320,000	BB	Senior Secured Notes, 11.125% due 7/15/12	4,671,000
1,490,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,631,550
3,705,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	3,593,850
770,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	758,450

		Total Chemicals	22,420,735

Commercial Banks — 0.2%
1,230,000	BB	TuranAlem Finance BV, 8.250% due 1/22/37 (b)	1,248,450

Commercial Services & Supplies — 2.7%
465,000	B-	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (b)	483,600
2,900,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,987,000
		Aramark Corp., Senior Notes:
1,640,000	B-	8.500% due 2/1/15 (b)	1,687,150
400,000	B-	8.860% due 2/1/15 (b)(c)	410,000
3,100,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	3,412,015
2,490,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	2,626,950
3,500,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	3,885,000
1,915,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (b)	2,010,750

		Total Commercial Services & Supplies	17,502,465

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         5

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Consumer Finance — 4.5%
		Ford Motor Credit Co.:
		Notes:
$475,000	B	7.875% due 6/15/10	$482,326
585,000	B	9.810% due 4/15/12 (c)	635,005
1,810,000	B	7.000% due 10/1/13	1,728,901
		Senior Notes:
2,466,000	B	10.610% due 6/15/11 (b)(c)	2,683,933
2,570,000	B	9.875% due 8/10/11	2,754,176
730,000	B	8.110% due 1/13/12 (c)	733,889
1,500,000	B	8.000% due 12/15/16	1,475,273
		General Motors Acceptance Corp.:
11,260,000	BB+	Bonds, 8.000% due 11/1/31	12,710,716
5,870,000	BB+	Notes, 6.875% due 8/28/12	5,972,455

		Total Consumer Finance	29,176,674

Containers & Packaging — 2.4%
3,285,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	3,399,975
3,285,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	3,498,525
4,975,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	5,310,813
1,878,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	1,929,645
1,285,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	1,349,250
1,775,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)(e)	15,531

		Total Containers & Packaging	15,503,739

Diversified Consumer Services — 0.7%
1,690,000	CCC+	Education Management LLC/Education Management Corp., 8.750% due 6/1/14	1,782,950
2,605,000	BB-	Service Corp. International, Debentures, 7.875% due 2/1/13	2,696,175

		Total Diversified Consumer Services	4,479,125

Diversified Financial Services — 2.7%
2,270,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	2,355,125
935,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	940,844
1,625,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	1,622,969
		CitiSteel USA Inc., Senior Secured Notes:
855,000	CCC+	12.949% due 9/1/10 (c)	887,062
670,000	NR	15.000% due 10/1/10 (b)(d)	793,950
1,955,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	1,996,544
3,629,000	NR	JPMorgan Chase Bank/London, zero coupon bond to yield 9.312% due 11/8/07 (b)	3,396,744
710,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	681,600
1,080,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,139,400
1,360,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	1,496,000

See Notes to Financial Statements.

6         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Diversified Financial Services — 2.7% (continued)
$2,165,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$2,227,243

		Total Diversified Financial Services	17,537,481

Diversified Telecommunication Services — 7.3%
		Cincinnati Bell Inc.:
2,625,000	B-	Senior Notes, 7.000% due 2/15/15	2,638,125
525,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	540,750
315,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	286,650
		Citizens Communications Co., Senior Notes:
1,010,000	BB+	7.875% due 1/15/27 (b)	1,027,675
1,415,000	BB+	9.000% due 8/15/31	1,531,737
3,570,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(e)(f)	0
		Hawaiian Telcom Communications Inc.:
570,000	CCC+	Senior Notes, Series B, 10.889% due 5/1/13 (c)	588,525
3,000,000	CCC+	Senior Subordinated Notes, Series B, 12.500% due 5/1/15	3,277,500
1,200,000	B+	Inmarsat Finance PLC, 7.625% due 6/30/12	1,245,000
		Intelsat Bermuda Ltd., Senior Notes:
2,465,000	B+	9.250% due 6/15/16 (b)	2,717,662
4,880,000	B	11.250% due 6/15/16 (b)	5,538,800
1,190,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	1,152,813
1,160,000	CCC-	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	1,255,700
		Level 3 Financing Inc., Senior Notes:
780,000	CCC-	11.800% due 3/15/11 (c)	830,700
1,185,000	CCC-	9.250% due 11/1/14 (b)	1,217,588
1,640,000	B	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (b)	1,771,200
		NTL Cable PLC, Senior Notes:
1,195,000	B-	8.750% due 4/15/14	1,245,788
1,710,000	B-	9.125% due 8/15/16	1,816,875
6,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	6,495
1,500,000	B+	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	1,556,250
		Qwest Corp.:
4,355,000	BB+	Notes, 8.875% due 3/15/12	4,855,825
3,195,000	BB+	Senior Notes, 7.500% due 10/1/14	3,406,669
3,490,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	4,039,675
3,945,000	BB-	Windstream Corp., 8.625% due 8/1/16	4,324,706

		Total Diversified Telecommunication Services	46,872,708

Electric Utilities — 1.1%
20,000	BB-	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	21,750
951,672	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,047,434
5,415,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	6,240,788

		Total Electric Utilities	7,309,972

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         7

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Electronic Equipment & Instruments — 0.3%
		NXP BV/NXP Funding LLC:
$515,000	B+	Senior Notes, 9.500% due 10/15/15 (b)	$534,956
1,570,000	BB+	Senior Secured Bond, 7.875% due 10/15/14 (b)	1,628,875

		Total Electronic Equipment & Instruments	2,163,831

Energy Equipment & Services — 1.4%
45,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	60,099
1,900,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	1,933,250
665,000	CCC+	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (b)(c)	671,650
345,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	350,175
2,250,000	B	Hanover Compressor Co., Senior Subordinated Notes, 8.625% due 12/15/10	2,356,875
795,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	810,900
620,000	B+	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	720,716
1,540,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,848,313

		Total Energy Equipment & Services	8,751,978

Food & Staples Retailing — 0.5%
2,945,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	3,522,064

Food Products — 0.5%
3,110,000	B-	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	3,020,588

Gas Utilities — 0.5%
3,575,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	3,494,563

Health Care Providers & Services — 5.3%
3,525,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	3,842,250
4,210,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,283,675
		HCA Inc.:
4,280,000	B-	Debentures, 7.500% due 11/15/95	3,286,501
2,915,000	B-	Notes, 7.690% due 6/15/25	2,469,197
		Senior Notes:
555,000	B-	6.300% due 10/1/12	510,600
555,000	B-	6.500% due 2/15/16	470,363
		Senior Secured Notes:
1,965,000	BB-	9.250% due 11/15/16 (b)	2,092,725
1,740,000	BB-	9.625% due 11/15/16 (b)(d)	1,872,675
4,250,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,361,562
600,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	660,000
		Tenet Healthcare Corp., Senior Notes:
6,800,000	CCC+	7.375% due 2/1/13	6,324,000
2,760,000	CCC+	9.875% due 7/1/14	2,811,750
1,170,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,202,175

		Total Health Care Providers & Services	34,187,473

See Notes to Financial Statements.

8         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hotels, Restaurants & Leisure — 3.9%
$1,715,000	CCC	Buffets Inc., 12.500% due 11/1/14	$1,779,312
1,530,000	B-	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,635,188
940,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,024,600
3,510,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,843,450
		Isle of Capri Casinos Inc., Senior Subordinated Notes:
170,000	B	9.000% due 3/15/12	178,500
730,000	B	7.000% due 3/1/14	724,525
1,500,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due 7/15/13	1,492,500
		MGM MIRAGE Inc.:
2,960,000	BB	Senior Notes, 7.625% due 1/15/17	2,993,300
560,000	B+	Senior Subordinated Notes, 8.375% due 2/1/11	591,500
2,450,000	NR	Nortek Bank Debt, Senior Subordinated Notes, 7.350% due 9/1/14	2,457,044
280,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	300,300
1,340,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (b)	1,373,500
		Snoqualmie Entertainment Authority:
510,000	B	Notes, 9.125% due 2/1/15 (b)	518,925
540,000	B	Senior Notes, 9.150% due 2/1/14 (b)(c)	546,075
2,700,000	B+	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	2,767,500
2,625,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,690,625

		Total Hotels, Restaurants & Leisure	24,916,844

Household Durables — 2.8%
265,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	273,612
		Beazer Homes USA Inc., Senior Notes:
255,000	BB	6.875% due 7/15/15	246,713
1,470,000	BB	8.125% due 6/15/16	1,536,150
2,190,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	2,286,579
		K Hovnanian Enterprises Inc., Senior Notes:
3,430,000	BB	7.500% due 5/15/16	3,447,150
1,850,000	BB	8.625% due 1/15/17	1,961,000
1,810,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,877,875
2,500,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.390% due 9/1/12	2,212,500
4,175,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,404,625

		Total Household Durables	18,246,204

Household Products — 0.5%
		Nutro Products Inc.:
385,000	CCC	Senior Notes, 9.400% due 10/15/13 (b)(c)	399,438
990,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	1,089,000
1,495,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,577,225

		Total Household Products	3,065,663

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         9

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Independent Power Producers & Energy Traders — 3.7%
$340,000		AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	$340,184
		AES Corp.:
		Senior Notes:
2,610,000	B	9.500% due 6/1/09 (g)	2,779,650
120,000	B	7.750% due 3/1/14	126,900
550,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (b)	591,250
1,650,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	1,608,750
		Edison Mission Energy, Senior Notes:
4,575,000	BB-	7.730% due 6/15/09	4,735,125
400,000	BB-	7.500% due 6/15/13	417,000
2,240,000	BB-	7.750% due 6/15/16	2,380,000
2,680,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,747,000
		NRG Energy Inc., Senior Notes:
1,400,000	B-	7.250% due 2/1/14	1,407,000
6,785,000	B-	7.375% due 2/1/16	6,810,444

		Total Independent Power Producers & Energy Traders	23,943,303

Insurance — 0.5%
2,840,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	3,081,400

Internet & Catalog Retail — 0.3%
1,830,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,843,725

IT Services — 0.8%
		SunGard Data Systems Inc.:
1,950,000	B-	Senior Notes, 9.125% due 8/15/13	2,062,125
2,785,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	3,007,800

		Total IT Services	5,069,925

Leisure Equipment & Products — 0.3%
1,840,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	1,821,600

Machinery — 0.5%
771,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	836,535
2,534,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 13.553% due 4/15/14	2,318,610

		Total Machinery	3,155,145

Media — 10.5%
		Affinion Group Inc.:
3,085,000	B-	Senior Notes, 10.125% due 10/15/13	3,331,800
600,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	648,000
4,675,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	5,306,125
		CCH I Holdings LLC, Senior Notes:
3,030,000	CCC-	13.500% due 1/15/14	3,014,850
139,000	CCC(h)	11.000% due 10/1/15	143,865

See Notes to Financial Statements.

10         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Media — 10.5% (continued)
$3,880,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	$4,025,500
		CCH II LLC/CCH II Capital Corp., Senior Notes:
2,060,000	CCC-	10.250% due 9/15/10	2,150,125
2,696,000	CCC(h)	10.250% due 10/1/13	2,898,200
950,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	916,750
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
210,000	CCC-	9.920% due 4/1/11	200,550
750,000	CCC-	11.750% due 5/15/11	731,250
2,050,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	2,111,500
		CSC Holdings Inc.:
		Senior Debentures:
125,000	B+	7.625% due 7/15/18	126,875
110,000	B+	Series B, 8.125% due 8/15/09	114,538
		Senior Notes:
1,060,000	B+	6.750% due 4/15/12 (b)	1,054,700
		Series B:
2,675,000	B+	8.125% due 7/15/09	2,785,344
1,345,000	B+	7.625% due 4/1/11	1,392,075
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	1,504,913
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	3,467,595
3,234,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	3,399,742
		EchoStar DBS Corp., Senior Notes:
2,275,000	BB-	7.000% due 10/1/13	2,289,219
6,275,000	BB-	7.125% due 2/1/16	6,329,906
585,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (b)(c)	611,325
2,910,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14	3,262,837
1,410,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	1,519,275
2,265,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,321,625
1,555,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,586,100
25,000	B	R.H. Donnelley Corp., Senior Discount Notes, Series A-2, 6.875% due 1/15/13	24,063
2,000,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	2,185,000
		Rainbow National Services LLC:
1,740,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	1,861,800
640,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	723,200

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         11

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Media — 10.5% (continued)
		Rogers Cable Inc.:
$330,000	BB+	Secured Notes, 5.500% due 3/15/14	$317,225
		Senior Secured Second Priority Notes:
220,000	BB+	6.250% due 6/15/13	221,375
2,720,000	BB+	6.750% due 3/15/15	2,806,520
		XM Satellite Radio Inc., Senior Notes:
750,000	CCC	9.871% due 5/1/13 (c)	736,875
1,275,000	CCC	9.750% due 5/1/14	1,287,750

		Total Media	67,408,392

Metals & Mining — 1.2%
2,270,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (b)(c)	2,230,275
3,240,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,592,350
795,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14	846,675
1,190,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (b)	1,225,700

		Total Metals & Mining	7,895,000

Multi-Utilities — 0.2%
1,070,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	1,124,888

Multiline Retail — 0.7%
		Neiman Marcus Group Inc.:
3,680,000	B-	Senior Notes, 9.000% due 10/15/15 (d)	4,048,000
365,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	409,712

		Total Multiline Retail	4,457,712

Office Electronics — 0.2%
		Xerox Corp., Senior Notes:
570,000	BB+	6.400% due 3/15/16	579,699
400,000	BB+	6.750% due 2/1/17	412,000

		Total Office Electronics	991,699

Oil, Gas & Consumable Fuels — 10.8%
3,410,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,495,250
		Chesapeake Energy Corp., Senior Notes:
1,490,000	BB	6.375% due 6/15/15	1,452,750
1,465,000	BB	6.500% due 8/15/17	1,406,400
4,395,000	BB	6.250% due 1/15/18	4,158,769
2,327,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	2,446,259
740,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	745,550
		El Paso Corp., Medium-Term Notes:
7,845,000	B	7.800% due 8/1/31	8,413,762
8,085,000	B	7.750% due 1/15/32	8,671,162
1,550,000	BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	1,696,063

See Notes to Financial Statements.

12         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 10.8% (continued)
$2,950,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$3,009,000
2,390,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,366,100
1,285,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	1,252,875
1,060,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	1,081,200
1,315,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (b)	1,380,750
1,670,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,736,800
		Pogo Producing Co., Senior Subordinated Notes:
1,785,000	B+	6.875% due 10/1/17	1,691,287
1,155,000	B+	Series B, 8.250% due 4/15/11	1,179,544
3,685,000	B1(i)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	3,712,637
140,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	137,900
		Stone Energy Corp., Senior Subordinated Notes:
1,075,000	B-	8.250% due 12/15/11	1,056,188
1,231,000	B-	6.750% due 12/15/14	1,138,675
4,180,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	4,409,900
1,260,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,247,400
		Williams Cos. Inc.:
8,660,000	BB-	Notes, 7.875% due 9/1/21	9,352,800
2,250,000	BB-	Senior Notes, 7.625% due 7/15/19	2,413,125

		Total Oil, Gas & Consumable Fuels	69,652,146

Paper & Forest Products — 1.6%
3,580,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	3,741,100
		NewPage Corp.:
		Senior Secured Notes:
360,000	B-	10.000% due 5/1/12	394,200
1,665,000	B-	11.621% due 5/1/12 (c)	1,831,500
3,330,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	3,646,350
505,000	B+	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (b)	532,775

		Total Paper & Forest Products	10,145,925

Pharmaceuticals — 0.5%
2,985,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	3,119,325

Real Estate Investment Trusts (REITs) — 0.7%
100,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	103,250
1,575,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,555,312
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
575,000	BB+	7.125% due 6/1/15	596,563
575,000	BB+	6.500% due 6/1/16	577,875
1,425,000	BB+	6.750% due 4/1/17	1,453,500

		Total Real Estate Investment Trusts (REITs)	4,286,500

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         13

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Real Estate Management & Development — 0.1%
$865,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	$834,725

Road & Rail — 1.8%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
3,415,000	B-	9.375% due 5/1/12	3,662,587
40,000	B-	12.500% due 6/15/12	43,400
		Hertz Corp.:
70,000	B	8.875% due 1/1/14	74,725
6,965,000	B	10.500% due 1/1/16	7,870,450
140,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	142,625

		Total Road & Rail	11,793,787

Semiconductors & Semiconductor Equipment — 0.5%
3,210,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (b)	3,210,000

Software — 0.7%
1,650,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	1,608,750
2,521,104	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (b)(c)(d)	2,584,132

		Total Software	4,192,882

Specialty Retail — 0.9%
1,420,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	1,492,775
		AutoNation Inc., Senior Notes:
1,035,000	BB+	7.360% due 4/15/13 (c)	1,047,937
360,000	BB+	7.000% due 4/15/14	363,600
1,610,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,614,025
465,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	517,894
855,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (c)	833,625

		Total Specialty Retail	5,869,856

Textiles, Apparel & Luxury Goods — 1.7%
4,195,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	4,551,575
7,450,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield 10.060% due 12/15/14	6,146,250

		Total Textiles, Apparel & Luxury Goods	10,697,825

Thrifts & Mortgage Finance — 1.3%
7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	8,343,675

Tobacco — 0.1%
560,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	607,600

Trading Companies & Distributors — 1.0%
1,410,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	1,515,750
1,045,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,110,313

See Notes to Financial Statements.

14         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Trading Companies & Distributors — 1.0% (continued)
$1,980,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	$2,173,050
1,790,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	1,810,087

		Total Trading Companies & Distributors	6,609,200

Transportation Infrastructure — 0.1%
740,000	B-	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (b)	743,700

Wireless Telecommunication Services — 1.3%
330,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	348,975
810,000	BB-	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	856,575
		Rural Cellular Corp.:
740,000	B	Secured Notes, 8.250% due 3/15/12	775,150
1,750,000	CCC	Senior Notes, 9.875% due 2/1/10	1,863,750
4,560,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (b)	4,514,400

		Total Wireless Telecommunication Services	8,358,850

		TOTAL CORPORATE BONDS & NOTES (Cost — $570,728,753)	591,047,092

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
8,721,391	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(d)(e)(f) (Cost — $9,766,723)	0

CONVERTIBLE BOND & NOTE — 0.1%
Diversified Financial Services — 0.1%
700,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $700,000)	798,000

LOAN PARTICIPATIONS (c)(j) — 2.8%
United States — 2.8%
		Bluegrass Container Co. LLC:
3,030,303	NR	Second Lien, Tranche (JPMorgan Chase & Co.), 10.326% due 12/30/13	3,083,712
969,697	NR	Term Loans (JPMorgan Chase & Co.), 10.320% due 12/30/13	986,788
2,000,000	NR	Iap Worldwide Service Second Lien, Term Loan (Toronto Dominion), 1.000% due 6/30/12	2,010,001
3,500,000	NR	Sandbridge Energy, Term Loan (Bank of America), 11.000% due 11/30/11	3,535,000
7,000,000	NR	UPC Broadband Holding B.V, Term Loan (Bank of America), 7.640% due 3/15/13	7,036,193
1,000,000	NR	Verso Paper Holdings Term Loan (Bank of New York), 1.000% due 2/1/12	1,002,500

		TOTAL LOAN PARTICIPATIONS (Cost — $17,390,076)	17,654,194

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         15

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

SOVEREIGN BONDS — 1.7%
Brazil — 0.5%
		Federative Republic of Brazil:
$1,910,000	BB	11.000% due 8/17/40	$2,513,082
860,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18	950,300

		Total Brazil	3,463,382

Panama — 0.1%
474,000	BB	Republic of Panama, 9.375% due 4/1/29	622,718

Russia — 1.1%
6,110,000	BBB+	Russian Federation, 5.000% due 3/31/30	6,801,194

		TOTAL SOVEREIGN BONDS (Cost — $10,678,114)	10,887,294

Shares
COMMON STOCKS (e)(f) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
8,819,088		Home Interiors & Gifts Inc.*	88,191

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
185,784		Aurora Foods Inc.*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
13,070		Outsourcing Solutions Inc.*	55,548

MATERIALS — 0.0%
Chemicals — 0.0%
3		Pliant Corp.*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
7,716		McLeodUSA Inc., Class A Shares*	0
18,375		Pagemart Wireless*	184

		TOTAL TELECOMMUNICATION SERVICES	184

		TOTAL COMMON STOCKS (Cost — $10,653,232)	143,923

CONVERTIBLE PREFERRED STOCKS — 0.5%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
4,074		Chesapeake Energy Corp., Convertible, 6.250% due 6/15/09	1,038,870

See Notes to Financial Statements.

16         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Shares	Security	Value

TELECOMMUNICATION SERVICES — 0.4%
Wireless Telecommunication Services — 0.4%
42,500	Crown Castle International Corp., 6.250% due 8/15/12	$2,380,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,277,695)	3,418,870

Warrants
WARRANTS (e)(f) — 0.0%
3,650	Cybernet Internet Services International Inc., Expires 7/1/09 (b)*	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (b)*	0
2,735	IWO Holdings Inc., Expires 1/15/11 (b)*	0
1,835	Jazztel PLC, Expires 7/15/10 (b)*	0
3,775	Merrill Corp., Class B Shares, Expires 5/1/09 (b)*	0
10,149	Viasystems Group Inc., Expires 1/31/10*	0

	TOTAL WARRANTS (Cost — $1,361,919)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $623,556,512)	623,949,373

Face Amount
SHORT-TERM INVESTMENT — 1.5%
Repurchase Agreement — 1.5%
$9,702,000	Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity — $9,703,412; (Fully collateralized by U.S. government agency obligation, 3.875% due 8/22/08; Market value — $9,897,626) (Cost — $9,702,000)	9,702,000

	TOTAL INVESTMENTS — 98.5% (Cost — $633,258,512#)	633,651,373
	Other Assets in Excess of Liabilities — 1.5%	9,310,273

	TOTAL NET ASSETS — 100.0%	$642,961,646

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is currently in default.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	All or a portion of this security is segregated for extended settlements.

(h)	Rating by Fitch Ratings Service.

(i)	Rating by Moody’s Investors Service.

(j)	Participation interest was acquired through the financial institution indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

See	pages 18 and 19 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         17

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B” and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

18         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         19

Statement of Assets and Liabilities (January 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $633,258,512)	$633,651,373
Cash	719
Dividends and interest receivable	12,962,328
Receivable for securities sold	6,243,593
Receivable for Fund shares sold	426,075
Receivable from manager	11,533
Prepaid expenses	756,973

Total Assets	654,052,594

LIABILITIES:
Payable for securities purchased	7,265,387
Distributions payable	2,212,371
Payable for Fund shares repurchased	673,839
Distribution fees payable	341,194
Investment management fee payable	331,202
Deferred compensation payable	29,616
Trustees’ fees payable	29,611
Accrued expenses	207,728

Total Liabilities	11,090,948

Total Net Assets	$642,961,646

NET ASSETS:
Par value (Note 6)	$91,958
Paid-in capital in excess of par value	1,289,015,634
Overdistributed net investment income	(2,519,846)
Accumulated net realized loss on investments	(644,018,961)
Net unrealized appreciation on investments	392,861

Total Net Assets	$642,961,646

Shares Outstanding:
Class A	50,164,900

Class B	21,753,009

Class C	20,005,745

Class I(1)	34,587

Net Asset Value:
Class A (and redemption price)	$6.98

Class B*	$7.00

Class C*	$7.01

Class I(1) (and redemption price)	$7.01

Maximum Public Offering Price Per Share:
Class A(2) (based on maximum initial sales charge of 4.25%)	$7.29

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(2)	Class A shares maximum initial sales charge decreased from 4.50% to 4.25% on November 20, 2006.

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

20         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended January 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$28,503,529
Dividends	95,561

Total Investment Income	28,599,090

EXPENSES:
Investment management fee (Note 2)	2,005,177
Distribution fees (Notes 2 and 4)	1,569,026
Restructuring and reorganization fees (Note 11)	106,394
Transfer agent fees (Note 4)	63,753
Trustees’ fees (Note 11)	35,654
Registration fees	31,120
Audit and tax	18,961
Shareholder reports (Note 4)	10,839
Legal fees	10,610
Insurance	8,594
Custody fees	775
Miscellaneous expenses	5,398

Total Expenses	3,866,301
Less: Fee waivers and/or expense reimbursements (Notes 2 and 11)	(12,945)

Net Expenses	3,853,356

Net Investment Income	24,745,734

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investments	18,810,418
Change in Net Unrealized Appreciation/Depreciation	14,629,322

Net Gain on Investments	33,439,740

Increase in Net Assets From Operations	$58,185,474

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         21

Statements of Changes in Net Assets

For the six months ended January 31, 2007 (unaudited) and the year ended July 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$24,745,734	$58,879,029
Net realized gain	18,810,418	24,203,514
Change in net unrealized appreciation/depreciation	14,629,322	(61,020,106)

Increase in Net Assets From Operations	58,185,474	22,062,437

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(25,378,059)	(58,063,038)

Decrease in Net Assets From Distributions to Shareholders	(25,378,059)	(58,063,038)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	36,447,760	69,095,466
Reinvestment of distributions	10,457,402	23,788,355
Cost of shares repurchased	(113,180,657)	(389,866,677)

Decrease in Net Assets From Fund Share Transactions	(66,275,495)	(296,982,856)

Decrease in Net Assets	(33,468,080)	(332,983,457)
NET ASSETS:
Beginning of period	676,429,726	1,009,413,183

End of period*	$642,961,646	$676,429,726

*Includes overdistributed net investment income of:	$(2,519,846)	$(1,887,521)

See Notes to Financial Statements.

22         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$6.64		$6.94	$6.79		$6.62	$5.97	$7.52

Income (Loss) From Operations:
Net investment income	0.26		0.53	0.52		0.55	0.62	0.72
Net realized and unrealized gain (loss)	0.35		(0.30)	0.16		0.23	0.69	(1.50)

Total Income (Loss) From Operations	0.61		0.23	0.68		0.78	1.31	(0.78)

Less Distributions From:
Net investment income	(0.27)		(0.53)	(0.53)		(0.59)	(0.61)	(0.69)
Return of capital	—		—	—		(0.02)	(0.05)	(0.08)

Total Distributions	(0.27)		(0.53)	(0.53)		(0.61)	(0.66)	(0.77)

Net Asset Value, End of Period	$6.98		$6.64	$6.94		$6.79	$6.62	$5.97

Total Return(3)	9.31%		3.38%	10.26	%(4)	12.16%	23.23%	(11.21)%

Net Assets, End of Period (millions)	$350		$347	$397		$438	$421	$319

Ratios to Average Net Assets:
Gross expenses	0.94	%(5)(6)	0.94%	0.98%		1.03%	1.07%	1.08%
Net expenses	0.94	(5)(6)(7)	0.92 (7)	0.96	(7)	1.03	1.07	1.08
Net investment income	7.62	(6)	7.77	7.47		7.97	9.76	10.31

Portfolio Turnover Rate	28%		55%	18%		44%	53%	83%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.90% and 0.90%, respectively (Note 11).

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         23

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$6.67		$6.97	$6.82		$6.64	$5.99	$7.53

Income (Loss) From Operations:
Net investment income	0.25		0.49	0.48		0.51	0.59	0.68
Net realized and unrealized gain (loss)	0.33		(0.30)	0.16		0.25	0.68	(1.49)

Total Income (Loss) From Operations	0.58		0.19	0.64		0.76	1.27	(0.81)

Less Distributions From:
Net investment income	(0.25)		(0.49)	(0.49)		(0.56)	(0.57)	(0.65)
Return of capital	—		—	—		(0.02)	(0.05)	(0.08)

Total Distributions	(0.25)		(0.49)	(0.49)		(0.58)	(0.62)	(0.73)

Net Asset Value, End of Period	$7.00		$6.67	$6.97		$6.82	$6.64	$5.99

Total Return(3)	8.87%		2.87%	9.65	%(4)	11.72%	22.45%	(11.53)%

Net Assets, End of Period (millions)	$153		$180	$273		$353	$392	$330

Ratios to Average Net Assets:
Gross expenses	1.43	%(5)(6)	1.46%	1.49%		1.55%	1.57%	1.57%
Net expenses	1.43	(5)(6)(7)	1.44 (7)	1.47	(7)	1.55	1.57	1.57
Net investment income	7.13	(6)	7.22	6.95		7.46	9.31	9.82

Portfolio Turnover Rate	28%		55%	18%		44%	53%	83%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.39% and 1.39%, respectively (Note 11).

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$6.67		$6.98	$6.82		$6.65	$6.00	$7.54

Income (Loss) From Operations:
Net investment income	0.25		0.50	0.49		0.52	0.59	0.69
Net realized and unrealized gain (loss)	0.34		(0.31)	0.17		0.24	0.69	(1.49)

Total Income (Loss) From Operations	0.59		0.19	0.66		0.76	1.28	(0.80)

Less Distributions From:
Net investment income	(0.25)		(0.50)	(0.50)		(0.57)	(0.58)	(0.66)
Return of capital	—		—	—		(0.02)	(0.05)	(0.08)

Total Distributions	(0.25)		(0.50)	(0.50)		(0.59)	(0.63)	(0.74)

Net Asset Value, End of Period	$7.01		$6.67	$6.98		$6.82	$6.65	$6.00

Total Return(3)	9.05%		2.78%	9.90	%(4)	11.64%	22.55%	(11.43)%

Net Assets, End of Period (millions)	$140		$142	$191		$230	$217	$146

Ratios to Average Net Assets:
Gross expenses	1.38	%(5)(6)	1.39%	1.42%		1.48%	1.50%	1.51%
Net expenses	1.38	(5)(6)(7)	1.37 (7)	1.40	(7)	1.48	1.50	1.51
Net investment income	7.18	(6)	7.30	7.02		7.53	9.31	9.88

Portfolio Turnover Rate	28%		55%	18%		44%	53%	83%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.34% and 1.34%, respectively (Note 11).

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         25

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class I Shares(1)(2)	2007(3)		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$6.68		$6.98	$6.82		$6.65	$6.00	$7.55

Income (Loss) From Operations:
Net investment income	0.27		0.53	0.54		0.56	0.65	0.74
Net realized and unrealized gain (loss)	0.34		(0.28)	0.17		0.25	0.68	(1.50)

Total Income (Loss) From Operations	0.61		0.25	0.71		0.81	1.33	(0.76)

Less Distributions From:
Net investment income	(0.28)		(0.55)	(0.55)		(0.62)	(0.63)	(0.71)
Return of capital	—		—	—		(0.02)	(0.05)	(0.08)

Total Distributions	(0.28)		(0.55)	(0.55)		(0.64)	(0.68)	(0.79)

Net Asset Value, End of Period	$7.01		$6.68	$6.98		$6.82	$6.65	$6.00

Total Return(4)	9.28%		3.67%	10.72	%(5)	12.46%	23.58%	(10.84)%

Net Assets, End of Period (millions)	$243	(6)	$7	$148		$178	$159	$126

Ratios to Average Net Assets:
Gross expenses	0.65	%(7)(8)	0.62%	0.62%		0.71%	0.73%	0.74%
Net expenses	0.65	(7)(8)(9)	0.62 (9)	0.60	(9)	0.71	0.73	0.74
Net investment income	7.71	(8)	7.66	7.81		8.30	10.14	10.66

Portfolio Turnover Rate	28%		55%	18%		44%	53%	83%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(3)	For the six months ended January 31, 2007 (unaudited).

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(6)	Amount is displayed in thousands.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.61% and 0.61%, respectively (Note 11).

(8)	Annualized.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. Effective October 30, 2006, Western Asset Management Company Limited (“Western Asset Limited”) became an additional subadviser to the Fund. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its serv -

28         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

ices, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the net assets managed by Western Asset Limited.

During the six months ended January 31, 2007, the Fund was reimbursed for expenses amounting to $12,945.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly owned-broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Fund decreased from 4.50% to 4.25% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2007, LMIS and its affiliates received sales charges of approximately $6,000 on sales of the Fund’s Class A shares. In addition, for the period ended January 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$136,000	$2,000

*	Amount represents less than $1,000.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2006. This change will have no effect on fees previously deferred. As of January 31, 2007, the Fund had accrued $29,616 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended January 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$180,552,757

Sales	247,037,930

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,030,119
Gross unrealized depreciation	(27,637,258)

Net unrealized appreciation	$392,861

At January 31, 2007, the Fund held loan participations with a total cost of $17,390,076 and a total market value of $17,654,194.

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$438,845	$37,821	$8,884
Class B	632,648	14,491	1,050
Class C	497,533	11,440	904
Class I†	—	1	1

Total	$1,569,026	$63,753	$10,839

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

5.	Distributions to Shareholders by Class

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
Net Investment Income:
Class A	$13,713,319	$28,480,431
Class B	6,173,302	15,892,012
Class C	5,236,322	11,864,334
Class I(†)	255,116	1,826,261

Total	$25,378,059	$58,063,038

(†)	As of November 20, 2006, Class Y shares were renamed Class I shares

30         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At January 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2007		Year Ended July 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,922,680	$26,835,147	7,950,272	$53,896,714
Shares issued on reinvestment	883,256	6,036,246	1,907,691	12,897,203
Shares repurchased	(6,901,016)	(47,113,196)	(14,754,431)	(99,971,788)

Net Decrease	(2,095,080)	$(14,241,803)	(4,896,468)	$(33,177,871)

Class B
Shares sold	658,581	$4,501,505	1,128,317	$7,675,417
Shares issued on reinvestment	329,185	2,256,037	874,425	5,938,502
Shares repurchased	(6,222,887)	(42,593,373)	(14,194,942)	(96,642,807)

Net Decrease	(5,235,121)	$(35,835,831)	(12,192,200)	$(83,028,888)

Class C
Shares sold	715,565	$4,909,394	808,115	$5,509,942
Shares issued on reinvestment	314,892	2,161,365	728,605	4,949,961
Shares repurchased	(2,338,162)	(16,001,916)	(7,615,431)	(51,836,600)

Net Decrease	(1,307,705)	$(8,931,157)	(6,078,711)	$(41,376,697)

Class I†
Shares sold	29,017	$201,714	288,890	$2,013,393
Shares issued on reinvestment	552	3,754	401	2,689
Shares repurchased	(1,070,195)	(7,472,172)	(20,485,139)	(141,415,482)

Net Decrease	(1,040,626)	$(7,266,704)	(20,195,848)	$(139,399,400)

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

7.	Capital Loss Carryforward

As of July 31, 2006, the Fund had a net capital loss carryforward of $661,210,697, of which $74,498,316 expires in 2008, $130,523,394 expires in 2009, $300,397,017 expires in 2010, $139,767,629 expires in 2011 and $16,024,341 expires in 2012. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (‘‘SEC’’) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the ‘‘Funds’’). The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (‘‘Advisers Act’’).

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (‘‘First Data’’), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (‘‘CAM’’), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

32         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under its respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM, that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM. Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization

Shareholders of the Fund approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, are not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

34         Legg Mason Partners High Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be August 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners High Income Fund 2007 Semi-Annual Report         35

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions as to the following proposals: (1) Election of Board Members, (2) Agreement and Plan of Reorganization and (3) Revise, Remove and Convert Fundamental Investment Policies

1. Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions
Elliot J. Berv	326,009,773.489	11,257,152.959	0.000
A. Benton Cocanougher	325,898,190.365	11,368,736.083	0.000
Jane F. Dasher	325,981,749.911	11,285,176.537	0.000
Mark T. Finn	326,021,537.213	11,245,389.235	0.000
Rainer Greeven	325,791,305.447	11,475,621.001	0.000
Stephen Randolph Gross	325,876,625.182	11,390,301.266	0.000
Richard E. Hanson Jr.	325,872,007.984	11,394,918.464	0.000
Diana R. Harrington	325,746,405.962	11,520,520.486	0.000
Susan M. Heilbron	325,931,445.925	11,335,480.523	0.000
Susan B. Kerley	326,017,231.539	11,249,694.909	0.000
Alan G. Merten	326,036,225.507	11,230,700.941	0.000
R. Richardson Pettit	325,970,651.286	11,296,275.162	0.000
R. Jay Gerken	325,892,587.522	11,374,338.926	0.000

†	Board Members are elected by the shareholders of all of the series of the Trust, of which the Fund is a series.

2. Approval of Step 2 of Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Reorganize as a Series of a Maryland Trust	49,668,178.945	1,011,943.884	1,380,569.258	3,353,568.000

3. Revise, Remove and Convert Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Revise:
Borrowing Money	49,390,980.146	1,298,332.390	1,371,379.551	3,353,568.000
Underwriting	49,437,167.680	1,263,899.072	1,359,625.335	3,353,568.000
Lending	49,411,227.854	1,294,039.113	1,355,425.125	3,353,568.000
Issuing Senior Securities	49,361,872.743	1,302,895.372	1,395,923.972	3,353,568.000
Real Estate	49,460,973.042	1,259,796.419	1,339,922.626	3,353,568.000
Commodities	49,365,849.528	1,364,537.900	1,330,304.659	3,353,568.000
Concentration	49,401,992.690	1,226,466.417	1,432,232.980	3,353,568.000
Remove:
Diversification	49,440,846.287	1,277,063.391	1,342,782.409	3,353,568.000
Convert:
Fundamental to Non-Fundamental	49,274,068.805	1,425,219.723	1,361,403.559	3,353,568.000

36         Legg Mason Partners High Income Fund

Legg Mason Partners High Income Fund

TRUSTEES Lee Abraham Jane F. Dasher R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners High Income Fund but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD2172 3/07	SR07-290

Legg Mason Partners High Income Fund

The Fund is a separate investment fund of the Legg Mason Partners Income Funds, a Massachusetts business trust.

LEGG MASON PARTNERS HIGH INCOME FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Funds

Date:	April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Funds

Date: April 5, 2007

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Legg Mason Partners Income Funds

Date:	April 5, 2007